SUP-0106-0118

THE AB PORTFOLIOS

-AB All Market Total Return Portfolio

-AB Conservative Wealth Strategy

-AB Tax-Managed All Market Income Portfolio

(each, a “Fund”, and together, the “Funds”)

Supplement dated January 25, 2018 to the Prospectus and Summary Prospectuses dated December 29, 2017 (the “Prospectuses”), offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares of AB All Market Total Return Portfolio and AB Conservative Wealth Strategy and Class A, Class B, Class C and Advisor Class shares of AB Tax-Managed All Market Income Portfolio.

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The following chart for each Fund replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses for the following Funds.

AB All Market Total Return Portfolio and AB Conservative Wealth Strategy

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Alexander Barenboym	Since January 2018	Senior Vice President of the Adviser

Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser

AB Tax-Managed All Market Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service	Title
Morgan C. Harting	Since April 2017	Senior Vice President of the Adviser

Daniel J. Loewy	Since 2013	Senior Vice President of the Adviser

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The following replaces certain information under the heading “Management of the Funds — Portfolio Managers” in the Prospectuses with respect to the following Funds.

AB All Market Total Return Portfolio and AB Conservative Wealth Strategy

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Alexander Barenboym; since January 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2013.

Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2013.

AB Tax-Managed All Market Income Portfolio

Employee; Year; Title	Principal Occupation During the Past Five (5) Years
Morgan C. Harting; since April 2017; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated since prior to 2013.

Daniel J. Loewy; since 2013; Senior Vice President of the Adviser	See above.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

The [A/B] Logo is a service mark of AllianceBernstein and AllianceBernstein® is a registered trademark used by permission of the owner, AllianceBernstein L.P.

SUP-0106-0118

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